Operating expenses - Disclosure of detailed information about operating profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Staff costs
Total staff costs	£ 2,906	£ 2,549	£ 2,555
Depreciation and amortisation
Amortisation of acquired intangible assets	294	297	376
Share of joint ventures' amortisation of acquired intangible assets	2	1	0
Amortisation of acquired intangible assets including joint ventures' share	296	298	376
Amortisation of internally developed intangible assets	309	295	319
Depreciation, property, plant and equipment	47	52	60
Depreciation of right-of-use assets	63	80	88
Pre-publication amortisation	72	60	62
Total depreciation and other amortisation	491	487	529
Total depreciation and amortisation (including amortisation of acquired intangibles)	787	785	905
Other expenses and income
Cost of sales including pre-publication costs and inventory expenses	3,045	2,562	2,487
Short-term and low value lease expenses	19	21	21
Operating lease rentals income	£ (1)	£ (1)	£ (1)